Document and Entity Information	9 Months Ended
Jun. 30, 2019
Document And Entity Information
Entity Registrant Name	GULFSLOPE ENERGY, INC.
Entity Central Index Key	0001341726
Document Type	S-1/A
Amendment Flag	true
Amendment Description	amendment
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Period End Date	Jun. 30, 2019